Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 62,645,925	¥ 56,802,170
Carrying amount of variable interests, Liabilities	58,791,010	53,221,171
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	5,337,000	5,278,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5,525,000	5,445,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	23,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	23,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	63,000	80,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	63,000	80,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,807,000	3,288,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,807,000	3,288,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	187,000	129,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	187,000	129,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	20,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	20,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,205,000	1,712,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,205,000	1,712,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	32,000	23,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	32,000	23,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 188,000	¥ 167,000